Goodwill and Other Intangible Assets - (Intangible Assets by Major Class) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 1,472.7	$ 1,331.3
Finite-Lived Intangible Assets, Accumulated Amortization	(703.9)	(625.8)
Intangible Assets, Gross (Excluding Goodwill)	2,094.2	2,141.7
Trademarks and trade names
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill)	621.5	810.4
Patents and technology
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	306.3	314.7
Finite-Lived Intangible Assets, Accumulated Amortization	(180.7)	(167.7)
Customer relationships and other intangibles
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	975.7	992.7
Finite-Lived Intangible Assets, Accumulated Amortization	(495.2)	(444.1)
Trademarks and trade names
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	190.7	23.9
Finite-Lived Intangible Assets, Accumulated Amortization	$ (28.0)	$ (14.0)